UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Voge
l100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:                                            (212) 850-1864

Date of fiscal year end:                       12/31

Date of reporting period:                    9/30/04

FORM N-Q

ITEM  1.  SCHEDULE OF INVESTMENTS.

SELIGMAN CASH MANAGEMENT FUND, INC.
Schedule of Investments (unaudited)
September 30, 2004

	Principal Amount	Value
US Government Securities 57.6%
US Treasury Bills:
1.54%, due 10/7/2004	$ 25,000,000	$ 24,993,604
1.55%, due 11/4/2004	50,000,000	49,926,688
1.58%, due 11/12/2004	50,000,000	49,907,979

Total US Government Securities		124,828,271

Fixed Time Deposits 24.9%
BNP Paribas, Grand Cayman, 1.75%, 10/1/2004	10,800,000	10,800,000
Bank of Montreal-Toronto, 1.75%, 10/4/2004	10,800,000	10,800,000
Dexia Bank, Grand Cayman, 1.76%, 10/1/2004	10,800,000	10,800,000
Rabobank Nederland, 1.75%, 10/1/2004	10,800,000	10,800,000
Royal Bank of Scotland, 1.75%, 10/4/2004	10,800,000	10,800,000

Total Fixed Time Deposits		54,000,000

Repurchase Agreement 18.7%
State Street Bank and Trust 1.58%, dated 9/30/2004,
maturing 10/1/2004 in the amount of $40,464,776 collateralized by: $40,465,000 US Treasury Notes 4.25%, 11/15/2013,
with a fair market value of $41,678,950	40,463,000	40,463,000

Total Investments 101.2%		219,291,271
Other Assets Less Liabilities (1.2)%		(2,510,461)

Net Assets 100.0%		$ 216,780,810

Security Valuation — The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Shares of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund’s liability for deferred directors’ fees are valued at current market values and included in other assets.

ITEM  2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM  3.  EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:     /S/ BRIAN T. ZINO
           Brian T. Zino
           President and Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:     /S/ BRIAN T. ZINO
           Brian T. Zino
           President and Chief Executive Officer

Date: November 24, 2004

By:     /S/ LAWRENCE P. VOGEL
           Lawrence P. Vogel
           Vice President, Treasurer and Chief Financial Officer

Date: November 24, 2004

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.